Share Capital - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Equity [Abstract]
Number of Stock Options Outstanding, Outstanding at Beginning Balance	[1],[2]	414,965	174,328		77,846
Number of Stock Options Outstanding, Granted	[2]		272,090	[1]	96,482	[1]
Number of Stock Options Outstanding, Exercised	[2]	(2,487)	(31,453)	[1]		[1]
Number of Stock Options Outstanding, Cancelled	[2]			[1]		[1]
Number of Stock Options Outstanding, Outstanding at Ending Balance	[2]	412,478	414,965	[1]	174,328	[1]
Number of Stock Options Outstanding, Vested and expected-to-vest at end of period	[2]	205,024	142,875	[1]	174,328	[1]
Weighted Average Exercise Price, Outstanding at Beginning Balance	[2]	$ 11.7	$ 1.95	[1]	$ 4.2	[1]
Weighted Average Exercise Price, Granted	[2]		16.5	[1]		[1],[3]
Weighted Average Exercise Price, Exercised	[2]			[1]		[1]
Weighted Average Exercise Price, Cancelled	[2]			[1]		[1]
Weighted Average Exercise Price, Outstanding at Ending Balance	[2]	11.7	11.7		1.95	[1]
Weighted Average Exercise Price, Vested and expected-to-vest at end of period	[2]	$ 6.9	$ 1.95	[1]	$ 1.95	[1]
Aggregate intrinsic value, Stock Options Outstanding at Beginning period	[2]	$ 1,859	$ 3,739	[1]
Aggregate intrinsic value, Stock Options Outstanding at End period	[2]	1,259	1,859		$ 3,739	[1]
Aggregate intrinsic value, Vested and expected-to-vest at end of period	[2]	$ 1,248	$ 1,375	[1]	$ 15,624	[1]

[1]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	Less than 1